Average Annual Total Returns - Class P3 Shares - Voya Large Cap Value Fund	Class P3 1 Yr	Class P3 5 Yrs	Class P3 10 Yrs	Class P3 Since Inception	Class P3 Inception Date	Class P3 After tax on distributions 1 Yr	Class P3 After tax on distributions 5 Yrs	Class P3 After tax on distributions 10 Yrs	Class P3 After tax on distributions Since Inception	Class P3 After tax on distributions with sale 1 Yr	Class P3 After tax on distributions with sale 5 Yrs	Class P3 After tax on distributions with sale 10 Yrs	Class P3 After tax on distributions with sale Since Inception	Russell 1000® Value Index 1 Yr		Russell 1000® Value Index 5 Yrs	Russell 1000® Value Index 10 Yrs	Russell 1000® Value Index Since Inception
Total	6.71%			9.07%	Jun. 01, 2018	4.61%			6.08%	5.36%			6.39%	2.80%	[1]	[1]	[1]	7.55%	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.